Document and Entity Information	Aug. 15, 2022
Prospectus:
Document Type	497
Document Period End Date	Aug. 15, 2022
Entity Registrant Name	NEW COVENANT FUNDS
Entity Central Index Key	0001070222
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 15, 2022
Document Effective Date	Aug. 15, 2022
Prospectus Date	Oct. 31, 2021
New Covenant Income Fund | New Covenant Income Fund
Prospectus:
Trading Symbol	NCICX